Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Cost, Acquisition (Note 4)			$ 189,096
Cost, Additions			336,927
Accumulated depreciation, Depreciation	$ 136,126	$ 15,322	281,229	$ 284,509
Net book value, Beginning balance	2,365,831	2,339,182	2,339,182
Net book value, Ending balance	3,482,379		2,365,831	2,339,182
Cost Member
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	7,723,587	2,368,018	2,368,018	14,075,432
Cost, Acquisition (Note 4)			4,123,220
Cost, Additions			1,234,056	2,098,138
Cost , Impact of loss of control of Canmart			(15,340)
Cost , Foreign exchange movements			13,633	(566,313)
Cost , Ending balance			7,723,587	2,368,018
Cost , Impact of sale of RPK				(13,239,239)
Cost Member | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,474,504	2,215,000	2,215,000	1,355,337
Cost, Acquisition (Note 4)
Cost, Additions			150,000	1,950,000
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements			109,504	(180,786)
Cost , Ending balance			2,474,504	2,215,000
Cost , Impact of sale of RPK				(909,551)
Cost Member | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	141,694	136,661	136,661	1,538
Cost, Acquisition (Note 4)
Cost, Additions				141,806
Cost , Impact of loss of control of Canmart			(1,627)
Cost , Foreign exchange movements			6,660	(6,683)
Cost , Ending balance			141,694	136,661
Cost , Impact of sale of RPK
Cost Member | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	7,276	11,418	11,418	48,862
Cost, Acquisition (Note 4)			3,765
Cost, Additions				3,776
Cost , Impact of loss of control of Canmart			(8,405)
Cost , Foreign exchange movements			498	(15,610)
Cost , Ending balance			7,276	11,418
Cost , Impact of sale of RPK				(25,610)
Cost Member | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	6,617	4,939	4,939	134,956
Cost, Acquisition (Note 4)			6,574
Cost, Additions				2,556
Cost , Impact of loss of control of Canmart			(5,308)
Cost , Foreign exchange movements			412	(6,227)
Cost , Ending balance			6,617	4,939
Cost , Impact of sale of RPK				(126,346)
Cost Member | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	1,557,873
Cost, Acquisition (Note 4)			534,284
Cost, Additions			1,076,062
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements			(52,473)
Cost , Ending balance			1,557,873
Cost , Impact of sale of RPK
Cost Member | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,314,954
Cost, Acquisition (Note 4)			2,323,038
Cost, Additions			7,764
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements			(15,848)
Cost , Ending balance			2,314,954
Cost , Impact of sale of RPK
Cost Member | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	408,528
Cost, Acquisition (Note 4)			423,505
Cost, Additions			230
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements			(15,207)
Cost , Ending balance			408,528
Cost , Impact of sale of RPK
Cost Member | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	812,141
Cost, Acquisition (Note 4)			832,054
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements			(19,913)
Cost , Ending balance			812,141
Cost , Impact of sale of RPK
Cost Member | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance				12,502,023
Cost, Acquisition (Note 4)
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements				(353,274)
Cost , Ending balance
Cost , Impact of sale of RPK				(12,148,749)
Cost Member | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance				32,716
Cost, Acquisition (Note 4)
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Foreign exchange movements				(3,733)
Cost , Ending balance
Cost , Impact of sale of RPK				(28,983)
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,621,389	2,368,018	2,368,018
Cost, Acquisition (Note 4)			4,123,220
Cost, Additions	1,269,058		1,234,056
Cost , Impact of loss of control of Canmart			(15,340)
Cost, Impairment loss			(5,102,198)
Cost , Foreign exchange movements	(1,036)		13,633
Cost , Ending balance	3,889,411		2,621,389	2,368,018
Cost [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	315,619	2,215,000	2,215,000
Cost, Acquisition (Note 4)
Cost, Additions			150,000
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(2,158,885)
Cost , Foreign exchange movements			109,504
Cost , Ending balance	315,619		315,619	2,215,000
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	141,694	136,661	136,661
Cost, Acquisition (Note 4)
Cost, Additions
Cost , Impact of loss of control of Canmart			(1,627)
Cost, Impairment loss
Cost , Foreign exchange movements	(5,079)		6,660
Cost , Ending balance	136,615		141,694	136,661
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	5,277	11,418	11,418
Cost, Acquisition (Note 4)			3,765
Cost, Additions
Cost , Impact of loss of control of Canmart			(8,405)
Cost, Impairment loss			(1,999)
Cost , Foreign exchange movements	(56)		498
Cost , Ending balance	5,221		5,277	11,418
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,686	4,939	4,939
Cost, Acquisition (Note 4)			6,574
Cost, Additions
Cost , Impact of loss of control of Canmart			(5,308)
Cost, Impairment loss			(3,931)
Cost , Foreign exchange movements	38		412
Cost , Ending balance	2,724		2,686	4,939
Cost [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	651,740
Cost, Acquisition (Note 4)			534,284
Cost, Additions	929,600		1,076,062
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(906,133)
Cost , Foreign exchange movements	(3,412)		(52,473)
Cost , Ending balance	1,577,928		651,740
Cost [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	990,205
Cost, Acquisition (Note 4)			2,323,038
Cost, Additions	339,458		7,764
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(1,324,749)
Cost , Foreign exchange movements	1,083		(15,848)
Cost , Ending balance	1,330,746		990,205
Cost [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	168,675
Cost, Acquisition (Note 4)			423,505
Cost, Additions			230
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(239,853)
Cost , Foreign exchange movements	3,309		(15,207)
Cost , Ending balance	171,984		168,675
Cost [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	345,493
Cost, Acquisition (Note 4)			832,054
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost, Impairment loss			(466,648)
Cost , Foreign exchange movements	3,081		(19,913)
Cost , Ending balance	348,574		345,493
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	255,558	28,836	28,836	2,828,169
Accumulated depreciation, Depreciation	136,126		279,988	19,222
Accumulated depreciation, Depreciation – from discontinued operation			926
Accumulated depreciation, Impact of loss of control of Canmart			(12,273)
Accumulated depreciation, Foreign exchange movements	15,348		(41,919)	(341,852)
Accumulated depreciation, Depreciation - RPK				265,284
Accumulated depreciation, Impact of sale of RPK				(2,741,987)
Accumulated depreciation, Ending balance	407,032		255,558	28,836
Accumulated depreciation, Depreciation - Canmart			926
Accumulated depreciation [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	47,231	18,625	18,625	308
Accumulated depreciation, Depreciation	14,094		27,804	18,907
Accumulated depreciation, Depreciation – from discontinued operation			104
Accumulated depreciation, Impact of loss of control of Canmart			(760)
Accumulated depreciation, Foreign exchange movements	(2,125)		1,458	(899)
Accumulated depreciation, Depreciation - RPK				309
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance	59,200		47,231	18,625
Accumulated depreciation, Depreciation - Canmart			104
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	1,752	7,633	7,633	44,761
Accumulated depreciation, Depreciation	881		1,583	315
Accumulated depreciation, Depreciation – from discontinued operation			309
Accumulated depreciation, Impact of loss of control of Canmart			(8,204)
Accumulated depreciation, Foreign exchange movements	(12)		431	(15,932)
Accumulated depreciation, Depreciation - RPK				3,253
Accumulated depreciation, Impact of sale of RPK				(24,764)
Accumulated depreciation, Ending balance	2,621		1,752	7,633
Accumulated depreciation, Depreciation - Canmart			309
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	78	2,578	2,578	38,570
Accumulated depreciation, Depreciation	64		115
Accumulated depreciation, Depreciation – from discontinued operation			513
Accumulated depreciation, Impact of loss of control of Canmart			(3,309)
Accumulated depreciation, Foreign exchange movements	14		181	(5,820)
Accumulated depreciation, Depreciation - RPK				4,497
Accumulated depreciation, Impact of sale of RPK				(34,669)
Accumulated depreciation, Ending balance	156		78	2,578
Accumulated depreciation, Depreciation - Canmart			513
Accumulated depreciation [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	86,084
Accumulated depreciation, Depreciation	54,347		124,721
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	15,145		(38,637)
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance	155,576		86,084
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	110,936
Accumulated depreciation, Depreciation	64,600		111,445
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	436		(509)
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance	175,972		110,936
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	9,477
Accumulated depreciation, Depreciation	2,140		14,320
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements	1,890		(4,843)
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance	13,507		9,477
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation – from discontinued operation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Ending balance
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance				2,723,166
Accumulated depreciation, Depreciation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements				(315,501)
Accumulated depreciation, Depreciation - RPK				255,023
Accumulated depreciation, Impact of sale of RPK				(2,662,688)
Accumulated depreciation, Ending balance
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance				21,364
Accumulated depreciation, Depreciation
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Foreign exchange movements				(3,700)
Accumulated depreciation, Depreciation - RPK				2,202
Accumulated depreciation, Impact of sale of RPK				(19,866)
Accumulated depreciation, Ending balance
Accumulated depreciation, Depreciation - Canmart
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	5,102,198			8,728,031
Impairment, Impact of sale of RPK				(8,728,031)
Impairment, Ending balance			5,102,198
Impairment, Addition				5,102,198
Impairment [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	2,158,885			737,994
Impairment, Impact of sale of RPK				(737,994)
Impairment, Ending balance			2,158,885
Impairment, Addition				2,158,885
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance
Impairment, Addition
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	1,999			1,135
Impairment, Impact of sale of RPK				(1,135)
Impairment, Ending balance			1,999
Impairment, Addition				1,999
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	3,931			76,998
Impairment, Impact of sale of RPK				(76,998)
Impairment, Ending balance			3,931
Impairment, Addition				3,931
Impairment [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	906,133
Impairment, Impact of sale of RPK
Impairment, Ending balance			906,133
Impairment, Addition				906,133
Impairment [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	1,324,749
Impairment, Impact of sale of RPK
Impairment, Ending balance			1,324,749
Impairment, Addition				1,324,749
Impairment [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	239,853
Impairment, Impact of sale of RPK
Impairment, Ending balance			239,853
Impairment, Addition				239,853
Impairment [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance	466,648
Impairment, Impact of sale of RPK
Impairment, Ending balance			466,648
Impairment, Addition				466,648
Impairment [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance				7,902,730
Impairment, Impact of sale of RPK				(7,902,730)
Impairment, Ending balance
Impairment, Addition
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance				9,174
Impairment, Impact of sale of RPK				(9,174)
Impairment, Ending balance
Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	2,365,831	2,339,182	2,339,182
Net book value, Ending balance	3,482,379		2,365,831	2,339,182
Net book value [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	315,619	2,215,000	2,215,000
Net book value, Ending balance	315,619		315,619	2,215,000
Net book value [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	94,463	118,036	118,036
Net book value, Ending balance	77,415		94,463	118,036
Net book value [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	3,525	3,785	3,785
Net book value, Ending balance	2,600		3,525	3,785
Net book value [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	2,608	2,361	2,361
Net book value, Ending balance	2,568		2,608	2,361
Net book value [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	565,656
Net book value, Ending balance	1,422,352		565,656
Net book value [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	879,269
Net book value, Ending balance	1,154,774		879,269
Net book value [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	159,198
Net book value, Ending balance	158,477		159,198
Net book value [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance	345,493
Net book value, Ending balance	348,574		345,493
Net book value [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance
Net book value, Ending balance
Net book value [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Beginning balance
Net book value, Ending balance